Restated Unaudited Condensed Interim Consolidated Statements of Financial Position - USD ($)	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Current
Cash	$ 2,026,640	$ 1,179,694	$ 1,913,742
Trade and other receivables (Note 3)	2,455,711	1,111,123	1,574,628
Prepaid expenses	262,481	665,446	173,504
Inventory (Note 4)	2,505,957	3,564,040	4,092,550
Advance to suppliers	588,970	675,561	155,852
Total current assets	7,839,759	7,195,864	7,910,276
Long term receivable	142,838	146,196	150,185
Right of use assets	770,840	811,966	887,137
Equipment	190,706	199,743	207,402
Intangible assets	7,633,427	7,481,391	6,987,531
Total assets	16,577,570	15,835,160	16,142,531
Current
Accounts payable and accrued liabilities	2,742,429	2,111,174	3,078,650
Deferred revenue			149,600
Lease obligations	329,433	294,359	303,788
Warrant liability (Note 6)	307,381	628,765	2,734,804
Total current liabilities	4,098,866	3,034,298	6,266,842
Lease obligations	484,298	543,944	635,217
Total liabilities	4,583,164	3,578,242	6,902,059
Shareholders’ equity
Share capital (Note 7)	82,706,883	76,921,437	73,312,866
Reserves (Note 7)	14,218,932	17,933,273	13,647,399
Accumulated other comprehensive loss	98,870	98,870	98,870
Deficit	(85,030,279)	(82,696,662)	(77,818,663)
Shareholders’ equity	11,994,406	12,256,918	9,240,472	$ 10,374,976	$ 12,402,753	$ 2,486,648
Total liabilities and shareholders’ equity	$ 16,577,570	$ 15,835,160	$ 16,142,531